Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net loss	$ (12,705,712)	$ (2,557,707)
Adjustments to reconcile net loss to net cash used in operating activities
Change in fair value of warrant liabilities	(267,031)	(1,112,626)
Stock-based compensation expense	79,562	17,089
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	661,972	(633,739)
Accounts payable	1,874,328	(649,789)
Accrued expenses and other current liabilities	88,929	479,788
Net cash used in operating activities	(10,267,952)	(4,456,984)
Cash flows from financing activities
Proceeds from Issuance or Sale of Equity, Net	0	31,497,463
Proceeds from issuance of stock upon warrant exercises	70	0
Net cash provided by financing activities	70	31,497,463
Net increase (decrease) in cash	(10,267,882)	27,040,479
Cash, beginning of period	29,687,944	8,760,462
Cash, end of period	19,420,062	35,800,941
Supplemental disclosures of cash flow information:
Cash paid for taxes	3,981	1,600
Deferred offering costs included in accounts payable and other accrued expenses	0	134,355
Prepaid expenses included in accounts payable	$ 169,314	$ 0